UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22570

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Address of principal executive offices) (Zip code)

KIM G. REDDING, PRESIDENT

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

THREE WORLD FINANCIAL CENTER

200 VESEY STREET

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 497-3746

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Shareholders.

IN PROFILE

Brookfield is a global alternative asset manager with approximately $150 billion in assets under management as of June 30, 2012. We have over a 100-year history of owning and operating assets with a focus on property, renewable power, infrastructure and private equity. We offer a range of public and private investment products and services, which leverage our expertise and experience and provide us with a distinct competitive advantage in the markets where we operate. On behalf of our clients, Brookfield is also an active investor in the public securities markets, where our experience extends nearly 40 years. Over this time, we have successfully developed several investment operations and built expertise in the management of institutional portfolios, retail mutual funds, and structured product investments.

Through our SEC-registered investment advisor, Brookfield Investment Management Inc., our public market activities complement our core competencies as a direct investor. These activities encompass global listed real estate and infrastructure equities, corporate high yield investments, opportunistic credit strategies and a dedicated insurance asset management division. Headquartered in New York, NY, Brookfield Investment Management Inc. maintains offices and investment teams in Toronto, Chicago, Boston and London.

This report is for stockholder information. This is not a prospectus intended for the use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2012. Brookfield Investment Management, Inc.

LETTER TO STOCKHOLDERS

Dear Stockholders,

I am pleased to provide the Semi-Annual Report for Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”) for the six-month period ended June 30, 2012.

The capital markets endured considerable volatility year-to-date, as the sovereign debt crisis in Europe continued to evolve and the global economic recovery remained fragile. Investor sentiment tended to sway with the latest news headlines and economic data releases, leading to alternating periods of concern and confidence. Through it all, the appetite for stability and yield remained quite high, as investors sought to navigate an uncertain environment.

Against this backdrop, U.S. Treasury rates declined to historic lows, leading to increased demand for income-producing asset classes. In particular, global infrastructure securities experienced attractive nominal and relative performance, as investors sought the safety of investment in hard assets combined with the liquidity of public market trading. Additionally, the attractive current income and stable, predictable growth offered by infrastructure securities provided a compelling investment alternative in a low rate environment.

With growth rates expected to remain moderate in the near term, we anticipate interest rates to remain benign. This low-growth, low-rate scenario is likely to benefit real asset classes, including infrastructure securities, which offer attractive current yields, the potential for capital appreciation and an important hedge against inflation. We acknowledge potential challenges to future performance, from ongoing economic turmoil in Europe to uncertain fiscal policy in the U.S. to slowing growth in Asia. However, while not immune to macroeconomic volatility, we believe infrastructure securities are well positioned to act as an attractive store of capital in an unsteady market.

In addition to performance information, this report provides the Fund’s unaudited financial statements and schedule of investments as of June 30, 2012.

We welcome your questions and comments, and encourage you to contact our Investor Relations team at (800) 497-3746 or visit us at www.brookfieldim.com for more information. Thank you for your support.

Sincerely,

Kim G. Redding

President

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Portfolio Characteristics (Unaudited)

June 30, 2012

PORTFOLIO STATISTICS

Annualized dividend yield[1]	7.48%

Percentage of levered assets	24.80%

ASSET ALLOCATION BY GEOGRAPHY[2]	Percent of Net Assets
United States	48.8%

Australia	18.0%

Canada	15.6%

Hong Kong	12.7%

Brazil	11.8%

Spain	6.9%

Italy	6.9%

France	6.0%

Portugal	2.8%

United Kingdom	1.4%

Liabilities in Excess of Other Assets	(30.9)%
Total	100.0%

ASSET ALLOCATION BY SECTOR2

Oil & Gas Storage & Transportation	69.6%

Transmission & Distribution	22.4%

Infrastructure — Diversified	12.7%

Ports	7.8%

Toll Roads	7.1%

Airports	6.9%

Infrastructure — Communications	3.0%

Water	1.4%

Liabilities in Excess of Other Assets	(30.9)%
Total	100.0%

TOP TEN HOLDINGS2

Hutchison Port Holdings Trust	7.8%

Spark Infrastructure Group	7.0%

Enbridge Energy Partners L.P.	6.8%

Kinder Morgan Management LLC	6.2%

GDF Suez	6.0%

Sydney Airport	5.4%

Inergy L.P.	5.2%

Hopewell Highway Infrastructure Ltd.	4.9%

Companhia de Transmissao de Energia Eletrica Paulista	4.9%

Snam Rete Gas SpA	4.4%

[1]

Dividends may include net investment income, capital gains and/or return of capital. The dividend yield referenced above is calculated as the annualized amount of the most recent monthly dividend declared divided by the June 30, 2012 stock price.

[2]	Percentages are based on net assets.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCK – 130.9%
AUSTRALIA – 18.0%
Airports – 6.9%
Australian Infrastructure Fund[2,3]	998,500	$2,469,813
Sydney Airport[2,3]	2,857,400	8,515,961

Total Airports (Cost – $6,810,965)		10,985,774

Oil & Gas Storage & Transportation – 4.1%
APA Group[2,3] (Cost – $5,378,166)	1,253,000	6,432,229

Transmission & Distribution – 7.0%
Spark Infrastructure Group[2,3] (Cost – $9,556,596)	7,008,600	10,988,483
TOTAL AUSTRALIA (Cost – $21,745,727)		28,406,486
BRAZIL – 11.8%
Infrastructure – Diversified – 4.1%
AES Tiete SA2,3 (Cost – $6,161,782)	448,100	6,380,712

Transmission & Distribution – 7.7%
Companhia de Transmissao de Energia Eletrica Paulista[2,3]	240,000	7,659,447
Tractebel Energia SA2,3	248,100	4,546,956

Total Transmission & Distribution (Cost – $10,802,548)		12,206,403
TOTAL BRAZIL (Cost – $16,964,330)		18,587,115
CANADA – 15.6%
Oil & Gas Storage & Transportation – 15.6%
Enbridge, Inc.[2,3]	93,706	3,740,744
Gibson Energy, Inc[1,2]	302,500	6,120,715
Keyera Corp.[2,3]	87,700	3,650,649
Pembina Pipeline Corp.[2,3]	142,600	3,644,487
TransCanada Corp.[2,3]	93,250	3,907,175
Veresen, Inc.[2]	298,400	3,543,518

Total Oil & Gas Storage & Transportation (Cost – $25,315,007)		24,607,288
TOTAL CANADA (Cost – $25,315,007)		24,607,288
FRANCE – 6.0%
Infrastructure – Diversified – 6.0%
GDF Suez[2,3] (Cost – $9,411,120)	397,000	9,467,613
TOTAL FRANCE (Cost – $9,411,120)		9,467,613

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCK (continued)
HONG KONG – 12.7%
Ports – 7.8%
Hutchison Port Holdings Trust [2] (Cost – $11,410,120)	17,281,100	$12,269,581

Toll Roads – 4.9%
Hopewell Highway Infrastructure Ltd. [2] (Cost – $8,531,457)	16,307,800	7,788,525
TOTAL HONG KONG (Cost – $19,941,577)		20,058,106
ITALY – 6.9%
Oil & Gas Storage & Transportation – 4.4%
Snam Rete Gas SpA [2,3] (Cost – $7,226,730)	1,559,800	6,988,107

Toll Roads – 1.1%
Atlantia SpA [2] (Cost – $2,203,256)	135,975	1,735,527

Transmission & Distribution – 1.4%
Terna Rete Elettrica Nazionale SpA [2] (Cost – $2,160,967)	582,900	2,106,345
TOTAL ITALY (Cost – $11,590,953)		10,829,979
PORTUGAL – 2.8%
Transmission & Distribution – 2.8%
REN – Redes Energeticas Nacionais SA [2] (Cost – $4,894,570)	1,695,281	4,487,610
TOTAL PORTUGAL (Cost – $4,894,570)		4,487,610
SPAIN – 6.9%
Oil & Gas Storage & Transportation – 2.3%
Enagas SA [2,3] (Cost – $3,999,554)	196,205	3,579,994

Toll Roads – 1.1%
Abertis Infraestructuras SA [2] (Cost – $2,199,848)	134,190	1,813,525

Transmission & Distribution – 3.5%
Red Electrica Corp. SA [2,3] (Cost – $5,750,055)	126,800	5,534,262
TOTAL SPAIN (Cost – $11,949,457)		10,927,781
UNITED KINGDOM – 1.4%
Water – 1.4%
United Utilities Group PLC [2,3] (Cost – $1,984,004)	203,850	2,159,417
TOTAL UNITED KINGDOM (Cost – $1,984,004)		2,159,417

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Schedule of Investments (Unaudited)

June 30, 2012

	Shares	Value (Note 2)
COMMON STOCK (continued)
UNITED STATES – 48.8%
Infrastructure – Communications – 3.0%
American Tower Corp. (Cost – $4,326,122)	68,300	$4,774,853

Infrastructure – Diversified – 2.6%
CenterPoint Energy, Inc. [3] (Cost – $3,940,798)	199,900	4,131,933

Oil & Gas Storage & Transportation – 43.2%
Boardwalk Pipeline Partners L.P.	203,600	5,625,468
Enbridge Energy Partners L.P. [3]	349,100	10,741,807
Energy Transfer Equity L.P.	49,500	2,030,490
Energy Transfer Partners L.P. [3]	132,400	5,850,756
Enterprise Products Partners L.P.	43,300	2,218,692
EQT Midstream Partners L.P.	86,500	2,082,055
Exterran Partners L.P.	322,300	6,197,829
Inergy L.P. [3]	441,700	8,224,454
Kinder Morgan Management LLC [3]	132,964	9,762,231
NuStar Energy L.P. [3]	68,000	3,664,520
PAA Natural Gas Storage L.P. [3]	174,300	3,114,741
Transocean Ltd.	150,000	6,709,500
Williams Partners L.P.	37,400	1,953,776

Total Oil & Gas Storage & Transportation (Cost – $63,570,674)		68,176,319
TOTAL UNITED STATES (Cost – $71,837,594)		77,083,105
Total Investments – 130.9% (Cost – $195,634,339)		206,614,500
Liabilities in Excess of Other Assets – (30.9)%		(48,759,736)

TOTAL NET ASSETS – 100.0%		$157,854,764

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Schedule of Investments (Unaudited)

June 30, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the total value of all such investments was $6,120,715 or 3.9% of net assets.
2	—	Foreign security or a U.S. security of a foreign country.
3	—	Portion or entire amount pledged as collateral for credit facility. As of June 30, 2012, the total value of the pledged assets was $109,334,272.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets:
Investments in securities, at value (Note 2)	$206,614,500
Cash	4,525,836
Foreign currency	366,132
Receivable for investments sold	1,270,751
Dividends receivable	900,893
Prepaid expenses	39,560

Total assets	213,717,672

Liabilities:
Payable for credit facility (Note 6)	53,000,000
Payable for credit facility interest	5,780
Written option contracts, at value (premiums received $384,211) (Note 5)	618,500
Payable for investments purchased	1,909,999
Investment advisory fee payable	165,873
Administration fee payable	24,881
Accrued expenses and other liabilities	137,875

Total liabilities	55,862,908

Net Assets	$157,854,764

Composition of Net Assets:
Capital stock, at par value ($0.001 par value, 1,000,000,000 shares authorized)	$7,755
Additional paid-in capital	145,881,199
Distribution in excess of net investment income	(2,854,787)
Accumulated net realized gain (loss) on investments, written option contracts, and foreign currency and foreign currency translation	4,070,807
Net unrealized appreciation (depreciation) on investments, written option contracts, and foreign currency and foreign currency translation	10,749,790

Net assets applicable to capital stock outstanding	$157,854,764

Total investments at cost	$195,634,339

Foreign currency at cost	364,476

Shares Outstanding and Net Asset Value Per Share:
Shares outstanding	7,755,240
Net asset value per share	$20.35

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Operations (Unaudited)

For the six months ended June 30, 2012

Investment Income:
Dividends (Note 2)	$5,041,568
Foreign withholding tax	(415,412)

Net dividend income	4,626,156

Interest	148

Total investment income	4,626,304

Expenses:
Investment advisory fees (Note 3)	1,054,818
Administration fees (Note 3)	158,223
Reports to shareholders	47,374
Legal fees	46,025
Audit and tax services	33,311
Custodian (Note 3)	33,052
Fund accounting servicing fees	26,579
Insurance	25,511
Director’s fees	17,390
Registration fees	11,810
Miscellaneous	9,409
Transfer agent fees	8,170

Total operating expenses	1,471,672
Interest expense on credit facility (Note 6)	354,491

Total expenses	1,826,163

Net investment income	2,800,141

Net Realized and Unrealized Gain (Loss) on Investments, Written Option Contracts, Foreign Currency and Foreign Currency Translation (Note 2):
Net realized gain (loss) on:
Investments	7,712,910
Written option contracts	115,570
Foreign currency and foreign currency translation	(252,375)

Net realized gain on investments, written option contracts, foreign currency and foreign currency translation	7,576,105

Net change in unrealized appreciation (depreciation) on:
Investments	(3,061,898)
Written option contracts	(90,685)
Foreign currency and foreign currency translation	(3,703)

Net change in unrealized depreciation on investments, written option contracts, foreign currency and foreign currency translation	(3,156,286)

Net realized and unrealized gain on investments, written option contracts, foreign currency and foreign currency translation	4,419,819

Net increase in net assets resulting from operations	$7,219,960

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statements of Changes in Net Assets

	For the six months ended June 30, 2012 (Unaudited)	For the period August 26, 2011[1] through December 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,800,141	$1,421,018
Net realized gain (loss) on investments, written option contracts, foreign currency and foreign currency translation	7,576,105	(4,443,049)
Net change in unrealized appreciation (depreciation) on investments, written option contracts, foreign currency and foreign currency translation	(3,156,286)	13,906,076

Net increase in net assets resulting from operations	7,219,960	10,884,045

Distributions to Shareholders:
Net investment income	(5,430,219)	(707,976)
Return of capital	—	(2,007,130)

Total distributions	(5,430,219)	(2,715,106)

Capital Stock Transactions:
Proceeds from shares sold	—	147,896,084

Net increase in net assets from capital share transactions	—	147,896,084

Total increase in net assets	1,789,741	156,065,023

Net Assets:
Beginning of period	156,065,023	—

End of period	$157,854,764	$156,065,023

(including distributions in excess of net investment income)	$(2,854,787)	$(224,709)

Share Transactions:
Shares sold	—	7,755,240

[1]	Commencement of Operations.

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2012

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$7,219,960
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(104,303,368)
Proceeds from disposition of long-term portfolio investments	100,761,680
Premiums received on written option contracts	989,290
Written option contracts closed or exercised	(873,855)
Decrease in receivable for investments sold	978,478
Decrease in prepaid expenses	12,321
Decrease in dividends receivable	789,197
Decrease in payable for investments purchased	(1,556,381)
Decrease in credit facility interest payable	(453)
Decrease in investment advisory fee payable	(7,009)
Decrease in administration fee payable	(1,051)
Increase in accrued expenses and other liabilities	3,175
Unrealized depreciation on investments and written option contracts	3,152,583
Net realized gain on investments and written option contracts	(7,828,480)

Net cash used for operating activities	(663,913)

Cash flows used for financing activities:
Distributions paid to shareholders	(5,430,219)

Net cash used for financing activities	(5,430,219)

Net decrease in cash	(6,094,132)
Cash at beginning of period	10,986,100

Cash and foreign currency at end of period	$4,891,968

Supplemental Disclosure of Cash Flow Information:

Interest payments on the credit facility for the period ended June 30, 2012 totaled $354,944.

See Notes to Financial Statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Financial Highlights (Unaudited)

	For the six months ended June 30, 2012 (Unaudited)	Period from August 26, 2011[1] through December 31, 2011
Per Share Operating Performance:
Net asset value, beginning of period	$20.12	$19.10 [4]

Net investment income	0.36 [2]	0.18 [2]
Net realized and unrealized gain on investment transactions	0.57	1.19

Net increase in net asset value resulting from operations	0.93	1.37
Dividend from net investment income	(0.70)	(0.09)
Return of capital distributions	—	(0.26)

Total dividends and distributions paid	(0.70)	(0.35)

Net asset value, end of period	$20.35	$20.12

Market price, end of period	$18.73	$17.61

Total Investment Return†	10.37%	(10.16)%

Ratio of Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$157,855	$156,065
Operating expenses	1.86%[3]	2.14%[3]
Interest expense	0.45%[3]	0.47%[3]
Total expenses	2.31%[3]	2.61%[3]
Net investment income	3.54%[3]	2.81%[3]
Portfolio turnover rate	48%	30%

†

Total investment return is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of broker commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

[1]	Commencement of operations.

[2]	Per share amounts presented are based on average shares outstanding throughout the period indicated.

[3]	Annualized.

[4]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial public offering price of $20.00 per share.

See Notes to Financial Statements.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

1. Organization

Brookfield Global Listed Infrastructure Income Fund Inc. (the “Fund”) was organized under the laws of the State of Maryland as a Maryland corporation on June 8, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which will invest primarily in publicly traded infrastructure companies.

Brookfield Investment Management Inc. (“BIM” or “Adviser”), a wholly-owned subsidiary of Brookfield Asset Management Inc., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and serves as investment adviser to the Fund. AMP Capital Brookfield (US) LLC (the “Sub-Adviser”), a Delaware limited liability company and a registered investment adviser under the Advisers Act, served as investment sub-adviser to the Fund until March 31, 2012.

The Fund’s investment objective is to provide a high level of total return, with an emphasis on income. The investment objective of the Fund is not fundamental and may be changed without stockholder approval, upon not less than 60 days prior written notice to stockholders. No assurance can be given that the Fund’s investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks related to Investments: Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in infrastructure securities. Investments in infrastructure entities involve greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities.

Valuation of Investments: The net asset value of the Fund’s shares is computed based on the market value of the securities it holds and is determined as of the close of the regular trading day on the New York Stock Exchange. For purposes of determining the Fund’s net asset value per share, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If there are no bid or asked prices quoted on such day, the security is valued at the most recently available price, or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board of Directors if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board of Directors determines such amount does not reflect fair value, in which case these securities will be fair valued as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

Options are valued using market quotations. When market quotations are not readily available, options are valued from broker quotes. In limited circumstances when neither market quotations nor broker quotes are readily available, options are valued using a Black-Scholes model.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board of Directors. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund obtains valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.

In addition, whenever developments in one or more securities markets after the close of the principal markets and before the time the Fund determines its net asset value would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund’s net asset value per share, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its net asset value.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -

quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Common Stocks	Total Investments
Level 1 — Quoted Prices	$132,547,089	$132,547,089
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	74,067,411	74,067,411
Level 3 — Significant Unobservable Inputs	—	—

Total	$206,614,500	$206,614,500

Valuation Inputs	Other Financial Instruments*
Level 1 — Quoted Prices	$—
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	(618,500)
Level 3 — Significant Unobservable Inputs	—

Total	$(618,500)

*	Other financial instruments include written option contracts.

During the six months ended June 30, 2012, the Fund did not invest in any Level 3 securities and there was no security transfer activity between Level 1, Level 2 and Level 3. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Taxes: The Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of June 30, 2012, the Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.

The Fund has reviewed the taxable period August 26, 2011 (commencement of operations) to December 31, 2011 that is open for examination by taxing authorities of all major jurisdictions, including the Internal Revenue Service. No examination of the Fund’s tax return is currently in progress.

Expenses: Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based upon relative net assets.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights.

A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of each Fund’s distributions for each calendar year is reported on IRS Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

3. Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Advisor under which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. The Advisory Agreement provides that the Fund shall pay the Adviser a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (plus the amount of borrowing for investment purposes) (“Managed Assets”). Pursuant to the Advisory Agreement, the Adviser may delegate any or all of its responsibilities to one or more investment sub-advisers, which may be affiliates of the Adviser, subject to the approval of the Board of Directors and stockholders of the Fund.

The Adviser had entered into an investment sub-advisory agreement with the Sub-Adviser (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Advisory Agreements”) for the Fund. In this regard, subject to the supervision of the Adviser and the Board of Directors, the Sub-Adviser was responsible for the investment of assets of the Fund in accordance with the Fund’s investment objective and for general administration, compliance and management services as was agreed between the Adviser and Sub-Adviser from time to time.

Adviser personnel responsible for providing investment advisory services to the Fund were also investment personnel of the Sub-Adviser. The Adviser was responsible for payment to the Sub-Adviser out of its advisory fees with respect to the Fund.

For the six months ended June 30, 2012, the Adviser earned $1,054,818 in investment advisory fees under the Advisory Agreement.

Pursuant to an administration agreement (the “Administration Agreement”), the Adviser also performs various administrative services to the Fund, including, among other responsibilities, the preparation and coordination of reports and other materials to be supplied to the Board of Directors; prepare and/or supervise the preparation and filing with the applicable regulatory authority of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, stockholder reports and other regulatory reports and filings required of the Fund; supervise and monitor the preparation of all required filings necessary to

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

maintain the Fund’s qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials required to be sent to stockholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Fund’s other service providers; review and adjust as necessary the Fund’s daily expense accruals; monitor daily, monthly and periodic compliance with respect to the federal and state securities laws; and send periodic information (i.e., performance figures) to service organizations that track investment company information.

For its services under the Administration Agreement, the Adviser receives from the Fund an annual fee equal to 0.15% of its average daily Managed Assets. This amount is payable monthly.

For the six months ended June 30, 2012, the Adviser earned $158,223 in administration fees.

Pursuant to a sub-administration agreement (the “Sub-Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Sub-Administrator”) acts as the Sub-Administrator to the Fund. USBFS provides certain services to the Fund including, among other responsibilities, preparation for signature by an officer of the Fund of all documents required to be filed for compliance by the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value per share and yield; responding to stockholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

The Adviser is responsible for any fees due to the Sub-Administrator.

U.S. Bank National Association serves as the custodian (“Custodian”) of the Fund’s assets pursuant to a custody agreement (“Custody Agreement”). Under the Custody Agreement, the Custodian holds the Fund’s assets in compliance with the 1940 Act. For its services, the Custodian receives a monthly fee paid by the Fund based primarily upon the average daily market value of the Fund’s portfolio assets, plus certain charges for securities transactions and out-of-pocket expenses.

For the six months ended June 30, 2012, the Custodian earned $33,052 in custodian fees.

Certain officers and/or directors of the Funds are officers and/or directors of the Adviser.

4. Purchases and Sales of Investments

For the six months ended June 30, 2012, purchases and sales of investments, excluding short-term securities, credit facility and U.S. Government securities were $104,303,368 and $97,992,472, respectively.

For the six months ended June 30, 2012, there were no transactions in U.S. Government securities.

5. Option Contracts

The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market to hedge the value of the Fund’s portfolio or, as a means of achieving additional return.

A call option is a contract that gives the holder of the option the right to buy from the writer of the option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

A call option is “covered” if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call option on the same instrument as the call option written where the exercise price of the call option held is (i) equal to or less than the exercise price of the call option written or (ii) greater than the exercise price of the call option written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade short-term obligations in a segregated account with its custodian. A call option is “uncovered” if the underlying security covered by the call is not held by the Fund. A put option is “covered” if the Fund maintains cash or other liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put option on the same instrument as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option, or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option, or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option. Gains and losses on investments in options depend, in part, on the ability of the Investment Adviser to correctly predict the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

The premium amount and the number of written option contracts during the six months ended June 30, 2012 were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2011	4,050	$384,346
Options written	6,967	989,290
Options expired	(1,993)	(115,570)
Options closed	(7,474)	(873,855)
Options exercised	—	—

Outstanding at June 30, 2012	1,550	$384,211

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

As of June 30, 2012, the following option contracts were outstanding:

Call Options Written:

Contracts (100 shares per contract)	Type	Exercise Price	Expiration Date	Premiums Received	Value at June 30, 2012	Unrealized Appreciation (Depreciation)
50	Enbridge, Inc.	$40.00	July, 2012	$5,950	$(3,500)	$2,450
1500	Transocean Ltd.	$41.00	July, 2012	378,261	(615,000)	(236,739)

				$384,211	$(618,500)	$(234,289)

The average notional value of written options during the period was $10,880,667.

6. Borrowings

Credit facility: The Fund, with the approval of its Board of Directors, including its independent Directors, has entered into a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of up to 33 1/3% of its Managed Assets. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the 3 month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.70% on the undrawn amount.

For the six months ended June 30, 2012, the average interest rate paid under the line of credit was 1.32% for the Fund.

Total line of credit amount available	$63,000,000
Line of credit outstanding at June 30, 2012	53,000,000
Line of credit amount unused at June 30, 2012	10,000,000
Average balance outstanding during the period	53,000,000
Interest expense incurred on line of credit during the period	354,491

7. Capital Stock

The Fund’s authorized stock consists of 1,000,000,000 shares of stock, par value $0.001 per share. The Fund’s Board of Directors is authorized to classify and reclassify any unissued shares of capital stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. The Board of Directors, without any action by the stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue.

The common shares have no preemptive, conversion, exchange or redemption rights. All common shares of the Fund’s common stock have equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common stockholders are entitled to one vote per share and all voting rights for the election of directors are non-cumulative. The Fund has no present intentions of offering additional shares, except as described in the Dividend Reinvestment Plan on page 23.

8. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

The tax character of the distributions paid for the period August 26, 2011 (commencement of operations) through December 31, 2011 was as follows:

Ordinary income	$707,976
Return of capital	2,007,130

Total distributions.	$2,715,106

At December 31, 2011, the Fund’s most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

Post-October capital loss deferral	$(1,482,556)
Capital loss carryforward[1]	(2,183,334)
Tax basis unrealized appreciation	13,841,959

Total tax basis accumulated gains	$10,176,069

(1)	To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

As of December 31, 2011, the Fund’s capital loss carryforward was $(2,183,334).

Post-October Loss: At December 31, 2011, the Fund deferred, on a tax basis, post-October losses of $(1,482,556).

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at June 30, 2012 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$195,698,456	$17,168,021	$(6,251,977)	$10,916,044

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for wash sales and return of capital. Permanent book and tax differences, if any, relating to stockholder distributions will result in reclassifications to paid-in-capital or to undistributed capital gains. These reclassifications have no effect on net assets or net asset value per share.

At December 31, 2011, the Fund’s most recently completed tax year-end, the Fund’s components of net assets were increased or (decreased) by the amounts shown in the table below.

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
$1,069,379	$937,751	$(2,007,130)

9. Indemnification

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification. The Fund’s maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Fund. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Notes to Financial Statements (Unaudited)

June 30, 2012

10. New Accounting Pronouncements

In December 2011, the FASB issued guidance that enhances current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the Statement of Assets and Liabilities. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management has not determined the impact of this guidance on the Fund’s financial statement disclosures.

11. Subsequent Events

GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Dividends: The Fund’s Boards of Directors declared the following monthly dividends:

Dividend Per Share	Record Date	Payable Date
$0.1167	7/18/12	7/26/12
$0.1167	8/15/12	8/30/12

Management has evaluated subsequent events in the preparation of the Fund’s financial statements and has determined that other than the items listed herein; there are no events that require recognition or disclosure in the financial statements.

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Compliance Certifications (Unaudited)

June 30, 2012

On May 29, 2012, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

2012 Semi-Annual Report

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Proxy Results (Unaudited)

June 30, 2012

During the six month period ended June 30, 2012, the stockholders of the Brookfield Global Listed Infrastructure Income Fund Inc. voted on the following proposals at a stockholder meeting on May 22, 2012. The description of the proposal and number of shares voted are as follows:

	Shares Voted For	Shares Voted Against	Shares Voted Abstain
1 To elect to the Fund’s Board of Directors Rodman L. Drake	26,412,018	—	806,328

Brookfield Investment Management Inc.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

Dividend Reinvestment Plan (Unaudited)

The Fund has adopted a Dividend Reinvestment Plan (the “Plan”) that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, USBFS, in additional shares of common stock. If you elect to receive distributions in cash, you will receive them paid by check mailed directly to you by the Plan Administrator.

No action is required on the part of a stockholder to have their cash distribution reinvested in shares of the Fund’s common stock. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of common stock you will receive will be determined as follows:

(1)	The number of shares to be issued to a stockholder shall be based on share price equal to 95% of the closing price of the Fund’s common stock one day prior to the distribution payment date.
(2)

The Board of Directors may, in its sole discretion, instruct the Fund to purchase shares of its common stock in the open market in connection with the implementation of the Plan as follows: if the Fund’s common stock is trading below net asset value at the time of valuation, upon notice from the Fund, the Plan Administrator will receive the distribution in cash and will purchase common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts, except that the Plan Administrator will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. Provided the Plan Administrator can terminate purchases on the open market, the remaining shares will be issued by the Fund at a price equal to the greater of (i) the net asset value at the time of valuation or (ii) 95% of the then-current market price. It is possible that the average purchase price per share paid by the Plan Administrator may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the distribution had been paid entirely in common stock issued by the Fund.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator, or by telephone in accordance with such reasonable requirements as the Fund and the Plan Administrator may agree upon. Such withdrawal will be effective the next business day. If you withdraw or the Plan is terminated, the Plan Administrator will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Administrator maintains all common stockholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common stock in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator, or the Fund’s appointed agent, will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all common stock you have received under the Plan. There is no brokerage charge for reinvestment of your distributions in common stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Administrator when it makes open market purchases.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax. See ‘’Taxation.’’

If you hold common stock with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Plan Administrator’s fees under the Plan will be borne by the Fund. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Directors the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the Commission or any other regulatory authority, require the Fund to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from U.S. Bancorp Fund Services, LLC at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

2012 Semi-Annual Report

CORPORATE INFORMATION

Investment Advisor and Administrator	Directors of the Fund
Brookfield Investment Management Inc. Three World Financial Center 200 Vesey Street, 24th Floor New York, New York 10281-1010 www.brookfieldim.com	Rodman L. Drake Edward A. Kuczmarski Kim G. Redding Louis P. Salvatore	Chairman Director Director Director and Audit Committee Chairman

Please direct your inquiries to: Investor Relations Phone: 1-800-497-3746 E-mail: funds@brookfield.com	Officers of the Fund Kim G. Redding Angela W. Ghantous Jonathan C. Tyras Seth Gelman	President Treasurer Secretary Chief Compliance Officer

Transfer Agent
Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Funds’ transfer agent:

U.S. Bancorp Fund Services LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 1-800-282-0429

Sub-Administrator and Fund Accounting Agent
U.S. Bancorp Fund Services LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Legal Counsel
Paul Hastings LLP 75 East 55th Street New York, New York, 10022

Custodian
U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-497-3746, or go to SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change as of the date of this filing, in the portfolio manager identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b)          As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)     Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3)     None.

(b)         A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.

By:	/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date: September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date: September 5, 2012

By:	/s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: September 5, 2012